FILE NO.  2-75807
                                                               FILE NO. 811-3392
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 30          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 33                 (X)
                                   ---------
                           JOHN HANCOCK SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(X) on June 1, 1998 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

List of funds included in the filing:
     - John Hancock Emerging Growth Fund


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                                  JOHN HANCOCK

                                     Growth
                                      Funds

                                [GRAPHIC OMITTED]

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Prospectus
June 1, 1998*


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goal(s)

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


* March 1, 1998 for Financial Industries Fund, Regional Bank Fund and Special Equities Fund.


Emerging Growth Fund

Financial Industries Fund

Growth Fund

Regional Bank Fund

Special Equities Fund

Special Opportunities Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

-------------------------------------------------------------------------------

A fund-by-fund look at goals,    Emerging Growth Fund                         4
strategies, risks, expenses
and financial history.           Financial Industries Fund                    6

                                 Growth Fund                                  8

                                 Regional Bank Fund                          10

                                 Special Equities Fund                       12

                                 Special Opportunities Fund                  14


Policies and instructions for    Your account
opening, maintaining and         Choosing a share class                      16
closing an account in any        How sales charges are calculated            16
growth fund.                     Sales charge reductions and waivers         17
                                 Opening an account                          18
                                 Buying shares                               19
                                 Selling shares                              20
                                 Transaction policies                        22
                                 Dividends and account policies              22
                                 Additional investor services                23

Details that apply to the        Fund details
growth funds as a group.         Business structure                          24
                                 Sales compensation                          25
                                 More about risk                             27


                                 For more information                back cover

Overview

-------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip Art] Risk factors The major risk factors associated with the fund.

[Clip Art] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clip Art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o  want to diversify their portfolios

o are seeking funds for the growth portion of an asset allocation portfolio

o  are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o  are investing with a shorter time horizon in mind

o  are uncomfortable with an investment that will go up and down in value

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $26 billion in assets.

Emerging Growth Fund


REGISTRANT NAME: JOHN HANCOCK SERIES TRUST
                  TICKER SYMBOL    CLASS A: TAEMX    CLASS B: TSEGX CLASS C: N/A
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GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:

o  may be in the early stages of development
o  may be dependent on a small number of products or services
o  may lack substantial capital reserves
o  do not have proven track records


In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 27.


PORTFOLIO MANAGEMENT


[Clip Art] Bernice S. Behar, CFA, leads the fund's portfolio management team. Other team members are managers Laura Allen, CFA, Anurag Pandit, CFA, and Andrew Slabin. Ms. Behar, senior vice president, has been in the investment business since 1986 and has managed the fund since 1996. Ms. Allen, senior vice president, has been in the investment business since 1991 and joined the fund's management team in 1998. Mr. Pandit, second vice president, has been in the investment business since 1984 and a member of the fund's team since 1996. Mr. Slabin has been with John Hancock Funds since 1993 and joined the team in 1996.


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INVESTOR EXPENSES


[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)               5.00%     none      none
Maximum sales charge imposed on
reinvested dividends                              none      none      none
Maximum deferred sales charge                     none(1)   5.00%     1.00%
Redemption fee(2)                                 none      none      none
Exchange fee                                      none      none      none

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Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                    0.75%     0.75%     0.75%
12b-1 fee(3)                                      0.25%     1.00%     1.00%
Other expenses                                    0.29%     0.29%     0.29%
Total fund operating expenses                     1.29%     2.04%     2.04%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                               $62     $87      $117     $198
Class B shares
  Assuming redemption
  at end of period                           $71     $94      $130     $217
  Assuming no redemption                     $21     $64      $110     $217

Class C shares
  Assuming redemption
  at end of period                           $31     $64      $110     $237
  Assuming no redemption                     $21     $64      $110     $237


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4 EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)     33.59  27.40  (11.82)  73.78  6.19   24.53  2.80  33.60  12.48  22.44
(scale varies from fund to fund)

---------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                           10/91(1)  10/92    10/93     10/94   10/95(2)    10/96    10/97
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $18.12   $19.26   $20.60    $25.89    $26.82    $36.09   $40.88
Net investment income (loss)(3)                                    (0.03)   (0.20)   (0.16)    (0.18)    (0.25)    (0.34)   (0.25)
Net realized and unrealized gain (loss) on investments              1.17     1.60     5.45      1.11      9.52      5.13     9.62
Total from investment operations                                    1.14     1.40     5.29      0.93      9.27      4.79     9.37
Less distributions:
  Distributions from net realized gain on investments sold            --    (0.06)      --        --        --        --    (0.85)
Net asset value, end of period                                    $19.26   $20.60   $25.89    $26.82    $36.09    $40.88   $49.40
Total investment return at net asset value(4) (%)                   6.29     7.32    25.68      3.59     34.56     13.27    23.35
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      38,859   46,137   81,263   131,053   179,481   218,497  209,384
Ratio of expenses to average net assets (%)                         0.33     1.67     1.40      1.44      1.38      1.32     1.29(5)
Ratio of net investment income (loss) to average net assets (%)    (0.15)   (1.03)   (0.70)    (0.71)    (0.83)    (0.86)   (0.57)
Portfolio turnover rate (%)                                           66       48       29        25        23        44       96
Average brokerage commission rate(6) ($)                             N/A      N/A      N/A       N/A       N/A    0.0669   0.0694

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Class B - period ended:                             10/88         10/89          10/90          10/91          10/92
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                 $7.89        $10.54         $12.76         $11.06         $19.22
Net investment income (loss)(3)                       0.09         (0.08)         (0.22)         (0.30)         (0.38)
Net realized and unrealized gain (loss) on
  investments                                         2.56          2.83          (1.26)          8.46           1.56
Total from investment operations                      2.65          2.75          (1.48)          8.16           1.18
Less distributions:
  Dividends from net investment income                  --         (0.04)            --             --             --
  Distributions from net realized gain on
   investments sold                                     --         (0.49)         (0.22)            --          (0.06)
  Total distributions                                   --         (0.53)         (0.22)            --          (0.06)
Net asset value, end of period                      $10.54        $12.76         $11.06         $19.22         $20.34
Total investment return at net asset value(4) (%)    33.59         27.40         (11.82)         73.78           6.19
Total adjusted investment return at net asset
   value(4,7) (%)                                    31.00         27.37             --             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)         3,232         7,877         11,668         52,743         86,923
Ratio of expenses to average net assets (%)           3.05          3.48           3.11           2.85           2.64
Ratio of adjusted expenses to average net
   assets(8) (%)                                      5.64          3.51             --             --             --
Ratio of net investment income (loss) to
   average net assets (%)                             0.81         (0.67)         (1.64)         (1.83)         (1.99)
Ratio of adjusted net investment income (loss)
   to average net assets(8) (%)                      (1.78)        (0.70)            --             --             --
Portfolio turnover rate (%)                            252            90             82             66             48
Fee reduction per share ($)                           0.29         0.004             --             --             --
Average brokerage commission rate(6) ($)               N/A           N/A            N/A            N/A            N/A

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                                                    10/93         10/94          10/95(2)       10/96          10/97
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                $20.34        $25.33         $26.04         $34.79         $39.13
Net investment income (loss)(3)                      (0.36)        (0.36)         (0.45)         (0.60)         (0.54)
Net realized and unrealized gain (loss) on
  investments                                         5.35          1.07           9.20           4.94           9.15
Total from investment operations                      4.99          0.71           8.75           4.34           8.61
Less distributions:
  Dividends from net investment income                  --            --             --             --             --
  Distributions from net realized gain on
   investments sold                                     --            --             --             --          (0.85)
  Total distributions                                   --            --             --             --             --
Net asset value, end of period                      $25.33        $26.04         $34.79         $39.13         $46.89
Total investment return at net asset value(4) (%)    24.53          2.80          33.60          12.48          22.44
Total adjusted investment return at net asset
   value(4,7) (%)                                       --            --             --             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       219,484       283,435        393,478        451,268        472,594
Ratio of expenses to average net assets (%)           2.28          2.19           2.11           2.05           2.02(5)
Ratio of adjusted expenses to average net
   assets(8) (%)                                        --            --             --             --             --
Ratio of net investment income (loss) to
   average net assets (%)                            (1.58)        (1.46)         (1.55)         (1.59)         (1.30)
Ratio of adjusted net investment income (loss)
   to average net assets(8) (%)                         --            --             --             --             --
Portfolio turnover rate (%)                             29            25             23             44             96
Fee reduction per share ($)                             --            --             --             --             --
Average brokerage commission rate(6) ($)               N/A           N/A            N/A         0.0669         0.0694

(1)  Class A shares commenced operations on August 22, 1991. (Not annualized.)
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.
(6)  Per portfolio share traded. Required for fiscal years that began
     September 1, 1995 or later.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)  Unreimbursed, without fee reduction.


                                                          EMERGING GROWTH FUND 5

Financial Industries Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                TICKER SYMBOL    CLASS A: FIDAX   CLASS B: FIDBX
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GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

Under normal circumstances, the fund invests at least 65% of assets in these companies.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and debt securities.

The fund may invest up to 5% of net assets in junk bonds.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities and may engage in other investment practices.

RISK FACTORS


[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 27.


PORTFOLIO MANAGEMENT

[Clip Art] James K. Schmidt, CFA, leads the fund's management team. Mr. Schmidt, executive vice president, has been in the investment business since 1979 and has served as the fund's portfolio manager since 1985. Other portfolio managers on the team are Thomas Finucane, vice president, who has been in the investment business since joining the adviser in 1990 and Thomas Goggins, senior vice president, who has been in the investment business since 1986 and joined the adviser in 1995.

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INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below are based on estimated expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   5.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

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 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.79%     0.79%
 12b-1 fee(3)                                0.30%     1.00%
 Other expenses                              0.38%     0.38%
 Total fund operating expenses               1.47%     2.17%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                          Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                       $64     $94      $126     $217
 Class B shares
   Assuming redemption
   at end of period                   $72     $98      $136     $232
   Assuming no redemption             $22     $68      $116     $232

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6 FINANCIAL INDUSTRIES FUND

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FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)                                         29.76(4)    37.19
(scale varies from fund to fund)

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Class A - period ended:                                                        10/96(1)    10/97
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Per share operating performance
Net asset value, beginning of period                                            $8.50      $11.03
Net investment income (loss)(2)                                                  0.02        0.14
Net realized and unrealized gain (loss) on investments                           2.51        3.77
Total from investment operations                                                 2.53        3.91
Less distributions:
  Dividends from net investment income                                             --       (0.03)
  Distributions from net realized gain on investments sold                         --       (0.65)
  Total distributions                                                              --       (0.68)
Net asset value, end of period                                                 $11.03      $14.26
Total investment return at net asset value(3) (%)                               29.76(4)    37.19
Total adjusted investment return at net asset value(3,5) (%)                    26.04(4)    36.92
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                      895     416,698
Ratio of expenses to average net assets (%)                                      1.20(6)     1.20
Ratio of adjusted expenses to average net assets(7) (%)                          7.07(6)     1.47
Ratio of net investment income (loss) to average net assets (%)                  0.37(6)     1.10
Ratio of adjusted net investment income (loss) to average net assets(7) (%)     (5.50)(6)    0.83
Portfolio turnover rate (%)                                                        31           6
Fee reduction per share(2) ($)                                                   0.38        0.03
Average brokerage commission rate(8) ($)                                       0.0649      0.0661

------------------------------------------------------------------------------------------------
Class B - period ended:                                                                   10/97(1)
------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                      $11.43
Net investment income (loss)(2)                                                             0.04
Net realized and unrealized gain (loss) on investments                                      2.71
Total from investment operations                                                            2.75
Less distributions:
  Dividends from net investment income                                                        --
  Distributions from net realized gain on investments sold                                    --
  Total distributions                                                                         --
Net asset value, end of period                                                            $14.18
Total investment return at net asset value(3) (%)                                          24.06(4)
Total adjusted investment return at net asset value(3,5) (%)                               23.85(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                           1,308,946
Ratio of expenses to average net assets (%)                                                 1.90(6)
Ratio of adjusted expenses to average net assets(7) (%)                                     2.17(6)
Ratio of net investment income (loss) to average net assets (%)                             0.40(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)                 0.13(6)
Portfolio turnover rate (%)                                                                    6
Fee reduction per share(2) ($)                                                              0.03
Average brokerage commission rate(8) ($)                                                  0.0661

(1) Class A and Class B shares commenced operations on March 14, 1996 and January 14, 1997, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does no take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                     FINANCIAL INDUSTRIES FUND 7

Growth Fund


REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                  TICKER SYMBOL    CLASS A: JHNGX    CLASS B: JHGBX CLASS C: N/A
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GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

PORTFOLIO SECURITIES

[Clip Art] The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS


[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] Anurag Pandit, CFA, is leader of the fund's portfolio management team. A second vice president of the adviser, Mr. Pandit has been a member of the management team since joining John Hancock Funds in April 1996. He assumed leadership of the team on January 1, 1997. Mr. Pandit has been in the investment business since 1984.


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INVESTOR EXPENSES


[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                 Class A   Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              5.00%     none      none
 Maximum sales charge imposed on reinvested
 dividends                                        none      none      none
 Maximum deferred sales charge                    none(1)   5.00%     1.00%
 Redemption fee(2)                                none      none      none
 Exchange fee                                     none      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.75%     0.75%     0.75%
 12b-1 fee(3)                                     0.30%     1.00%     1.00%
 Other expenses                                   0.35%     0.35%     0.35%
 Total fund operating expenses                    1.40%     2.10%     2.10%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                                   Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                                $64     $92      $123     $210
 Class B shares
   Assuming redemption
   at end of period                            $71     $96      $133     $225
   Assuming no redemption                      $21     $66      $113     $225

 Class C shares
   Assuming redemption
   at end of period                            $31     $66      $113     $243
   Assuming no redemption                      $21     $66      $113     $243


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8 GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)  6.03  11.23  30.96  (8.34)  41.68  6.06  13.03  (7.50)  27.17  19.32(4)  16.05
(scale varies from fund to fund)                                                                            ten
                                                                                                          months

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                         12/87         12/88          12/89          12/90          12/91          12/92
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $14.03        $12.34         $13.33         $15.18         $12.93         $17.48
Net investment income (loss)                      0.22          0.23           0.28           0.16           0.04          (0.06)
Net realized and unrealized gain (loss)
on investments                                    0.64          1.16           3.81          (1.47)          5.36           1.10
Total from investment operations                  0.86          1.39           4.09          (1.31)          5.40           1.04
Less distributions:
  Dividends from net investment income           (0.28)        (0.23)         (0.29)         (0.16)         (0.04)            --
  Distributions from net realized gain
  on investments sold                            (2.27)        (0.17)         (1.95)         (0.78)         (0.81)         (1.20)
  Total distributions                            (2.55)        (0.40)         (2.24)         (0.94)         (0.85)         (1.20)
Net asset value, end of period                  $12.34        $13.33         $15.18         $12.93         $17.48         $17.32
Total investment return at net asset
value(3) (%)                                      6.03         11.23          30.96          (8.34)         41.68           6.06
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)    86,426       101,497        105,014        102,416        145,287        153,057
Ratio of expenses to average net assets (%)       1.00          1.06           0.96           1.46           1.44           1.60
Ratio of net investment income (loss)
to average net assets (%)                         1.41          1.76           1.73           1.12           0.27          (0.36)
Portfolio turnover rate (%)                         68            47             61            102             82             71
Average brokerage commission rate(7) ($)           N/A           N/A            N/A            N/A            N/A            N/A

-----------------------------------------------------------------------------------------------------------------
Class A - period ended:                        12/93         12/94          12/95          10/96(1)       10/97
-----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $17.32        $17.40         $15.89         $19.51         $23.28
Net investment income (loss)                     (0.11)        (0.10)         (0.09)(2)      (0.13)(2)      (0.12)(2)
Net realized and unrealized gain (loss)
on investments                                    2.33         (1.21)          4.40           3.90           3.49
Total from investment operations                  2.22         (1.31)          4.31           3.77           3.37
Less distributions:
  Dividends from net investment income              --            --             --             --          (2.28)
  Distributions from net realized gain
  on investments sold                            (2.14)        (0.20)         (0.69)            --             --
  Total distributions                            (2.14)        (0.20)         (0.69)            --             --
Net asset value, end of period                  $17.40        $15.89         $19.51         $23.28         $24.37
Total investment return at net asset
value(3) (%)                                     13.03         (7.50)         27.17          19.32(4)       16.05
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)   162,937       146,466        241,700        279,425        303,067
Ratio of expenses to average net assets (%)       1.56          1.65           1.48           1.48(5)        1.44
Ratio of net investment income (loss)
to average net assets (%)                        (0.67)        (0.64)         (0.46)         (0.73)(5)      (0.51)
Portfolio turnover rate (%)                         68            52             68(6)          59            133
Average brokerage commission rate(7) ($)           N/A           N/A            N/A         0.0695         0.0697

------------------------------------------------------------------------------------------------------
 Class B - period ended:                             12/94(8)      12/95          10/96(1)      10/97
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                $17.16        $15.83         $19.25         $22.83
Net investment income (loss) (2)                     (0.20)        (0.26)         (0.26)         (0.27)
Net realized and unrealized gain (loss) on
investments                                          (0.93)         4.37           3.84           3.42
Total from investment operations                     (1.13)         4.11           3.58           3.15
Less distributions:
  Distributions from net realized gain on
  investments sold                                   (0.20)        (0.69)            --          (2.28)
Net asset value, end of period                      $15.83        $19.25         $22.83         $23.70
Total investment return at net asset value(3)        (6.56)(4)     26.01          18.60(4)       15.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)         3,807        15,913         25,474         36,430
Ratio of expenses to average net assets (%)           2.38(5)       2.31           2.18(5)        2.13
Ratio of net investment income (loss) to
average net assets (%)                               (1.25)(5)     (1.39)         (1.42)(5)      (1.20)
Portfolio turnover rate (%)                             52            68(6)          59            133
Average brokerage commission rate(7) ($)               N/A           N/A         0.0695         0.0697

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Excludes merger activity.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(8)  Class B shares commenced operations on January 3, 1994.


                                                                   GROWTH FUND 9

Regional Bank Fund

This fund is temporarily closed to new investments except for existing accounts (see the statement of additional information).

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                TICKER SYMBOL    CLASS A: FRBAX   CLASS B: FRBFX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:
o  commercial and industrial banks
o  savings and loan associations
o  bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured.

Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of non-financial services companies and up to 5% in junk bonds issued by banks.

Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS


[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] James K. Schmidt, CFA, leads the fund's management team. Mr. Schmidt, executive vice president, has been in the investment business since 1979 and has served as the fund's portfolio manager since 1985. Other portfolio managers on the team are Thomas Finucane, vice president, who has been in the investment business since joining the adviser in 1990 and Thomas Goggins, senior vice president, who has been in the investment business since 1986 and joined the adviser in 1995.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   5.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.75%     0.75%
 12b-1 fee(3)                                0.30%     1.00%
 Other expenses                              0.25%     0.25%
 Total fund operating expenses               1.30%     2.00%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                       Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $63     $89      $118     $199
 Class B shares
   Assuming redemption
   at end of period                $70     $93      $128     $214
   Assuming no redemption          $20     $63      $108     $214

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10 REGIONAL BANK FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)     36.89  20.46  (32.29)  75.35  37.20  36.71  5.69  30.11  27.89  45.78
(scale varies from fund to fund)

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                         10/92(1)       10/93          10/94          10/95          10/96          10/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $13.47        $17.47         $21.62         $21.52         $27.14         $33.99
Net investment income (loss)                      0.21          0.26(2)        0.39(2)        0.52(2)        0.63(2)        0.64(2)
Net realized and unrealized gain (loss) on
investment                                        3.98          5.84           0.91           5.92           7.04          15.02
Total from investment operations                  4.19          6.10           1.30           6.44           7.67          15.66
Less distributions:
  Dividends from net investment income           (0.19)        (0.26)         (0.34)         (0.48)         (0.60)         (0.61)
  Distributions from net realized gain on
  investments sold                                 --          (1.69)         (1.06)         (0.34)         (0.22)         (0.31)
  Total distributions                            (0.19)        (1.95)         (1.40)         (0.82)         (0.82)         (0.92)
Net asset value, end of period                  $17.47        $21.62         $21.52         $27.14         $33.99         $48.73
Total investment return at net asset
value(3) (%)                                     31.26(4)      37.45           6.44          31.00          28.78          46.79
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)    31,306        94,158        216,978        486,631        860,843      1,596,836
Ratio of expenses to average net assets (%)       1.41(5)       1.35           1.34           1.39           1.36           1.30
Ratio of net investment income to average
net assets (%)                                    1.64(5)       1.29           1.78           2.23           2.13           1.55
Portfolio turnover rate (%)                         53            35             13             14              8              5
Average brokerage commission rate(6) ($)           N/A           N/A            N/A            N/A         0.0694         0.0694

------------------------------------------------------------------------------------------------------------
Class B - period ended:                                     10/88     10/89      10/90      10/91      10/92
------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $10.02    $11.89     $13.00      $8.13     $13.76
Net investment income (loss)                                 0.16      0.20       0.30       0.29       0.18
Net realized and unrealized gain (loss) on investments       3.12      2.02      (4.19)      5.68       4.56
Total from investment operations                             3.28      2.22      (3.89)      5.97       4.74
Less distributions:
  Dividends from net investment income                      (0.15)    (0.16)     (0.19)     (0.34)     (0.28)
  Distributions from net realized gain on
  investments sold                                          (1.26)    (0.95)     (0.76)        --      (0.78)
  Distributions from capital paid-in                           --        --      (0.03)        --         --
  Total distributions                                       (1.41)    (1.11)     (0.98)     (0.34)     (1.06)
Net asset value, end of period                             $11.89    $13.00      $8.13     $13.76     $17.44
Total investment return at net asset value(3) (%)           36.89     20.46     (32.29)     75.35      37.20
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               50,965    81,167     38,992     52,098     56,016
Ratio of expenses to average net assets (%)                  2.17      1.99       1.99       2.04       1.96
Ratio of net investment income (loss) to average
net assets (%)                                               1.50      1.67       2.51       2.65       1.21
Portfolio turnover rate (%)                                    87        85         56         75         53
Average brokerage commission rate(6) ($)                      N/A       N/A        N/A        N/A        N/A

---------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                      10/93        10/94       10/95       10/96         10/97
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $17.44      $21.56       $21.43       $27.02       $33.83
Net investment income (loss)                                  0.15(2)     0.23(2)      0.36(2)      0.42(2)      0.35(2)
Net realized and unrealized gain (loss) on
investments                                                   5.83        0.91         5.89         7.01        14.95
Total from investment operations                              5.98        1.14         6.25         7.43        15.30
Less distributions:
  Dividends from net investment income                       (0.17)      (0.21)       (0.32)       (0.40)       (0.34)
  Distributions from net realized gain on
  investments sold                                           (1.69)      (1.06)       (0.34)       (0.22)       (0.31)
  Distributions from capital paid-in                            --          --           --           --           --
  Total distributions                                        (1.86)      (1.27)       (0.66)       (0.62)       (0.65)
Net asset value, end of period                              $21.56      $21.43       $27.02       $33.83       $48.48
Total investment return at net asset value(3) (%)            36.71        5.69        30.11        27.89        45.78
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               171,808     522,207    1,236,447    2,408,514    4,847,755
Ratio of expenses to average net assets (%)                   1.88        2.06         2.09         2.07         2.00
Ratio of net investment income (loss) to average
net assets (%)                                                0.76        1.07         1.53         1.42         0.84
Portfolio turnover rate (%)                                     35          13           14            8            5
Average brokerage commission rate(6) ($)                       N/A         N/A          N/A       0.0694       0.0694

(1)  Class A shares commenced operations on January 3, 1992.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                           REGIONAL BANK FUND 11

Special Equities Fund

REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND
                                TICKER SYMBOL    CLASS A: JHNSX   CLASS B: SPQBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:
o  may lack proven track records
o  may be dependent on a small number of products or services
o  may be undercapitalized
o  may have highly priced stocks that are sensitive to adverse news


In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 27.


MANAGEMENT/SUBADVISER

[Clip Art] Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founded in 1996 and serves as subadviser to the fund.

This fund will be closed to new investors at the end of the day its total assets reach $2.5 billion. Further investments will be limited to existing accounts.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   5.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                           0.81%     0.81%
 12b-1 fee(4)                                0.30%     1.00%
 Other expenses                              0.32%     0.38%
 Total fund operating expenses               1.43%     2.19%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $64     $93      $124     $213
 Class B shares
   Assuming redemption
   at end of period           $72     $99      $137     $233
   Assuming no redemption     $22     $69      $117     $233

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3)  Includes a subadviser fee equal to 0.25% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12 SPECIAL EQUITIES FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)     13.72  31.82  (21.89)  95.37  20.25  47.83  (0.12)  37.49  12.96  7.30
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                    10/88     10/89     10/90       10/91      10/92
------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                      $   4.30  $   4.89  $    6.38  $    4.97  $    9.71
 Net investment income (loss)                                  0.04      0.01      (0.12)     (0.10)     (0.19)(1)
 Net realized and unrealized gain (loss) on investments        0.55      1.53      (1.27)      4.84       2.14
 Total from investment operations                              0.59      1.54      (1.39)      4.74       1.95
 Less distributions:
   Dividends from net investment income                          --     (0.05)     (0.02)        --         --
   Distributions from net realized gain on investments
   sold                                                          --        --         --         --      (0.67)
 Total distributions                                             --     (0.05)     (0.02)        --      (0.67)
 Net asset value, end of period                            $   4.89  $   6.38  $    4.97  $    9.71  $   10.99
 Total investment return at net asset value(2) (%)            13.72     31.82     (21.89)     95.37      20.25
 Total adjusted investment return at net asset value (2,3)    12.28     30.75     (22.21)     95.33         --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                11,714    12,285      8,166     19,713     44,665
 Ratio of expenses to average net assets (%)                   1.50      1.50       2.63       2.75       2.24
 Ratio of adjusted expenses to average net assets(4) (%)       2.94      2.57       2.95       2.79         --
 Ratio of net investment income (loss) to average net
 assets (%)                                                    0.82      0.47      (1.58)     (2.12)     (1.91)
 Ratio of adjusted net investment income (loss) to
  average net assets(4) (%)                                   (0.62)    (0.60)     (1.90)     (2.16)        --
 Portfolio turnover rate (%)                                     91       115        113        163        114
 Fee reduction per share ($)                                   0.07      0.03       0.02      0.002         --
 Average brokerage commission rate(5) ($)                       N/A       N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                      10/93       10/94        10/95          10/96        10/97
------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                      $  10.99     $  16.13      $  16.11      $   22.15     $   24.53
 Net investment income (loss)                                 (0.20)(1)    (0.21)(1)     (0.18)(1)      (0.22)(1)     (0.29)(1)
 Net realized and unrealized gain (loss) on investments        5.43         0.19          6.22           3.06          2.08
 Total from investment operations                              5.23        (0.02)         6.04           2.84          1.79
 Less distributions:
   Dividends from net investment income                          --           --            --             --            --
   Distributions from net realized gain on investments
   sold                                                       (0.09)          --            --          (0.46)           --
 Total distributions                                          (0.09)          --            --          (0.46)           --
 Net asset value, end of period                            $  16.13     $  16.11     $   22.15      $   24.53     $   26.32
 Total investment return at net asset value(2) (%)            47.83        (0.12)        37.49          12.96          7.30
 Total adjusted investment return at net asset value             --           --            --             --            --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)               296,793      310,625       555,655        972,312       807,371
 Ratio of expenses to average net assets (%)                   1.84         1.62          1.48           1.42          1.43
 Ratio of adjusted expenses to average net assets(4) (%)         --           --            --             --            --
 Ratio of net investment income (loss) to average net
 assets (%)                                                   (1.49)       (1.40)        (0.97)         (0.89)        (1.18)
 Ratio of adjusted net investment income (loss) to
 average net assets(4) (%)                                       --           --            --             --            --
 Portfolio turnover rate (%)                                     33           66            82             59            41
 Fee reduction per share ($)                                     --           --            --             --            --
 Average brokerage commission rate(5) ($)                       N/A          N/A           N/A         0.0677        0.0649

------------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                       10/93(6)      10/94        10/95       10/96        10/97
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                        $  12.30      $  16.08    $   15.97    $   21.81    $   23.96
 Net investment income (loss)(1)                                (0.18)        (0.30)       (0.31)       (0.40)       (0.46)
 Net realized and unrealized gain (loss) on investments          3.96          0.19         6.15         3.01         2.02
 Total from investment operations                                3.78         (0.11)        5.84         2.61         1.56
 Less distributions:
   Distributions from net realized gain on investments sold        --            --           --        (0.46)          --
 Net asset value, end of period                              $  16.08      $  15.97    $   21.81    $   23.96    $   25.52
 Total investment return at net asset value(2) (%)              30.73(7)      (0.68)       36.57        12.09         6.51
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                 158,281       191,979      454,934      956,374      951,449
 Ratio of expenses to average net assets (%)                     2.34(8)       2.25         2.20         2.16         2.19
 Ratio of net investment income (loss) to average net
 assets (%)                                                     (2.03)(8)     (2.02)       (1.69)       (1.65)       (1.95)
 Portfolio turnover rate (%)                                       33            66           82           59           41
 Average brokerage commission rate(5) ($)                         N/A           N/A          N/A       0.0677       0.0649

(1)  Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4)  Unreimbursed, without fee reduction.
(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6)  Class B shares commenced operations on March 1, 1993.
(7)  Not annualized.
(8)  Annualized.


                                                        SPECIAL EQUITIES FUND 13

Special Opportunities Fund


REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                 TICKER SYMBOL    CLASS A: SPOAX    CLASS B: SPOBX  CLASS C: N/A
--------------------------------------------------------------------------------


GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential.


Under normal circumstances, at least 75% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors.


PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa, or equivalent, and may invest in certain higher-risk securities. The fund also may make short sales of securities and may engage in other investment practices.

For liquidity and flexibility, the fund may place assets in cash or invest in investment-grade short-term securities.

RISK FACTORS


[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 27.


PORTFOLIO MANAGEMENT

[Clip Art] Barbara C. Friedman, CFA, is leader of the fund's portfolio management team. A senior vice president of the adviser, Ms. Friedman has been a member of the management team since joining John Hancock Funds in January 1998. Ms. Friedman has been in the investment business since 1973.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none      none
 Maximum sales charge imposed on reinvested
 dividends                                   none      none      none
 Maximum deferred sales charge               none(1)   5.00%     1.00%
 Redemption fee(2)                           none      none      none
 Exchange fee                                none      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.80%     0.80%     0.80%
 12b-1 fee(3)                                0.30%     1.00%     1.00%
 Other expenses                              0.49%     0.49%     0.49%
 Total fund operating expenses               1.59%     2.29%     2.29%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                       Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $65      $98     $132     $229
 Class B shares
   Assuming redemption
   at end of period                $73     $102     $143     $245
   Assuming no redemption          $23      $72     $123     $245


 Class C shares
   Assuming redemption
   at end of period                $33      $72     $123     $263
   Assuming no redemption          $23      $72     $123     $263


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14 SPECIAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)    (6.71)  17.53   36.15    8.79
(scale varies from fund to fund)

-------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                   10/94(1)   10/95      10/96    10/97
-------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                       $8.50      $7.93     $9.32    $10.92
 Net investment income (loss)(2)                                            (0.03)     (0.07)    (0.11)    (0.06)
 Net realized and unrealized gain (loss) on investments                     (0.54)      1.46      3.34      1.00
 Total from investment operations                                           (0.57)      1.39      3.23      0.94
 Less distributions:
   Distributions from net realized gain on investments sold                    --         --     (1.63)    (0.46)
 Net asset value, end of period                                             $7.93      $9.32    $10.92    $11.40
 Total investment return at net asset value(3) (%)                          (6.71)     17.53     36.15      8.79
 Total adjusted investment return at net asset value(3,4) (%)               (6.83)        --        --       --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                              92,325    101,562   156,578   141,997
 Ratio of expenses to average net assets (%)                                 1.50       1.59      1.59      1.59
 Ratio of adjusted expenses to average net assets(5) (%)                     1.62         --        --        --
 Ratio of net investment income (loss) to average net assets (%)            (0.41)     (0.87)    (1.00)    (0.57)
 Ratio of adjusted net investment (loss) to average net assets(5) (%)       (0.53)        --        --        --
 Portfolio turnover rate (%)                                                   57        155       240       317
 Fee reduction per share ($)                                                 0.01(2)      --        --        --
 Average brokerage commission rate(6) ($)                                     N/A        N/A    0.0600    0.0645

------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                    10/94(1)  10/95     10/96     10/97
------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                       $8.50      $7.87     $9.19    $10.67
 Net investment income (loss)(2)                                            (0.09)     (0.13)    (0.18)    (0.13)
 Net realized and unrealized gain (loss) on investments                     (0.54)      1.45      3.29      0.95
 Total from investment operations                                           (0.63)      1.32      3.11      0.82
 Less distributions:
   Distributions from net realized gain on investments sold                    --         --     (1.63)    (0.46)
 Net asset value, end of period                                             $7.87      $9.19    $10.67    $11.03
 Total investment return at net asset value(3) (%)                          (7.41)     16.77     35.34      7.84
 Total adjusted investment return at net asset value(3,4) (%)               (7.53)        --        --        --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                             131,983    137,363   238,901   204,812
 Ratio of expenses to average net assets (%)                                 2.22       2.30      2.29      2.28
 Ratio of adjusted expenses to average net assets(5) (%)                     2.34         --        --        --
 Ratio of net investment income (loss) to average net assets (%)            (1.13)     (1.55)    (1.70)    (1.25)
 Ratio of adjusted net investment (loss) to average net assets(5) (%)       (1.25)        --        --        --
 Portfolio turnover rate (%)                                                   57        155       240       317
 Fee reduction per share ($)                                                 0.01(2)      --        --        --
 Average brokerage commission rate(6) ($)                                     N/A        N/A    0.0600    0.0645

(1)  Class A and B shares commenced operations on November 1, 1993.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                   SPECIAL OPPORTUNITIES FUND 15

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All John Hancock growth funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for Emerging Growth Fund, Growth Fund and Special Opportunities Fund. Each class has its own cost structure, as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How sales charges are calculated." Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
 Class A - for all funds
--------------------------------------------------------------------------------
   o Front-end sales charges. There are several ways to reduce these charges, described under "Sales charge reductions and waivers" on the following page.
   o  Lower annual expenses than Class B and Class C shares.


--------------------------------------------------------------------------------
 Class B - for all funds
--------------------------------------------------------------------------------
   o  No front-end sales charge; all your money goes to work for you right away.
   o  Higher annual expenses than Class A shares.
   o  A contingent deferred sales charge that declines from 5% over 6 years.
   o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C - for selected funds
--------------------------------------------------------------------------------


Applies to Emerging Growth Fund, Growth Fund and Special Opportunities Fund.
   o  No front-end sales charge; all your money goes to work for you right away.
   o  Higher annual expenses than Class A shares.
   o A 1% contingent deferred sales charge on shares sold within one year of purchase.
   o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.


For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).
--------------------------------------------------------------------------------
It is presently the policy of Signature Services not to accept any order of $100,000 or more for Class B shares or any order of $1 million or more for Class C shares. In these circumstances it would be more beneficial for the investor to purchase Class A shares.

--------------------------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:
--------------------------------------------------------------------------------
 Class A sales charges
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            Offering price  investment
 Up to $49,999              5.00%           5.26%
 $50,000 - $99,999          4.50%           4.71%
 $100,000 - $249,999        3.50%           3.63%
 $250,000 - $499,999        2.50%           2.56%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

 Your investment                CDSC on shares being sold

 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

16 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------

 Years after purchase            CDSC on shares being sold
 1st year                        5.00%
 2nd year                        4.00%
 3rd or 4th year                 3.00%
 5th year                        2.00%
 6th year                        1.00%
 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options to an existing account.

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their account at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).


CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:
o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability


To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

                                                                 YOUR ACCOUNT 17

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o  members of an approved affinity group financial services program
o  certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1  Read this prospectus carefully.
2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
   o  non-retirement account: $1,000
   o  retirement account: $250
   o  group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250
3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.
4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

18 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------

            Opening an account               Adding to an account

 By check

 [Clip Art] o  Make out a check for          o  Make out a check for the
               the investment amount,           investment amount payable to
               payable to "John Hancock         "John Hancock Signature
               Signature Services, Inc."        Services, Inc."

            o  Deliver the check and your    o  Fill out the detachable
               completed application to         investment slip from an
               your financial                   account statement. If no slip
               representative, or mail          is available, include a note
               them to Signature Services       specifying the fund name, your
               (address on next page).          share class, your account
                                                number and the name(s) in which
                                                the account is registered.

                                             o  Deliver the check and your
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to Signature Services
                                                (address on next page).

 By exchange

 [Clip Art] o  Call your financial           o  Call your financial
               representative or Signature      representative or Signature
               Services to request an           Services to request an exchange.
               exchange.

 By wire

 [Clip Art] o  Deliver your completed        o  Instruct your bank to wire
               application to your              the amount of your
               financial representative,        investment to:
               or mail it to Signature          First Signature Bank & Trust
               Services.                        Account # 900000260
                                                Routing # 211475000
            o  Obtain your account number       Specify the fund name, your
               by calling your financial        share class, your account
               representative or Signature      number and the name(s)
               Services.                        in which the account is
                                                registered. Your bank may
            o  Instruct your bank to wire       charge a fee to wire funds.
               the amount of your
               investment to:
               First Signature Bank & Trust
               Account # 900000260
               Routing # 211475000
               Specify the fund name, your
               choice of share class, the
               new account number and the
               name(s) in which the account
               is registered. Your bank may
               charge a fee to wire funds.

 By phone

 [Clip Art]  See "By wire" and "By           o  Verify that your bank or credit
               exchange."                       union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                             o  Complete the "Invest-By-Phone"
                                                and "Bank Information"
                                                sections on your account
                                                application.

                                             o  Call Signature Services to
                                                verify that these features are
                                                in place on your account.

                                             o  Tell the Signature Services
                                                representative the fund name,
                                                your share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                amount of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."
                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
 Selling shares
--------------------------------------------------------------------------------

            Designed for                     To sell some or all of your shares

 By letter

 [Clip Art] o  Accounts of any type.         o  Write a letter of instruction
                                                or complete a stock power
            o  Sales of any amount.             indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                             o  Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                             o  Mail the materials to Signature
                                                Services.

                                             o  A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

 By phone

 [Clip Art]  o  Most accounts.               o  For automated service 24 hours
                                                a day using your touch-tone
             o  Sales of up to $100,000.        phone, call the EASI-Line at
                                                1-800-338-8080.

                                             o  To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

 By wire or electronic funds transfer (EFT)

 [Clip Art]  o  Requests by letter to        o  Fill out the "Telephone
                sell any amount (accounts       Redemption" section of your new
                of any type).                   account application.

             o  Requests by phone to sell    o  To verify that the telephone
                up to $100,000 (accounts        redemption privilege is in place
                with telephone redemption       on an account, or to request the
                privileges).                    forms to add it to an existing
                                                account, call Signature
                                                Services.

                                             o  Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                             o  Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

 By exchange

 [Clip Art]  o  Accounts of any type.        o  Obtain a current prospectus for
                                                the fund into which you are
             o  Sales of any amount.            exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                             o  Call your financial
                                                representative or Signature
                                                Services to request an exchange.

                                                  Address

                                                  John Hancock Signature
                                                  Services, Inc.
                                                  1 John Hancock Way, Suite 1000
                                                  Boston, MA 02217-1000

                                                  Phone 1-800-225-5291

                                                  Or contact your financial
                                                  representative for
                                                  instructions and assistance.


To sell shares through a systematic withdrawal plan, see "Additional investor services."

20 YOUR ACCOUNT

Selling shares in writing In certain       You can generally obtain a signature
circumstances, you will need to make       guarantee from the following sources:
your request to sell shares in
writing. You may need to include           o  a broker or securities dealer
additional items with your request,
as shown in the table below. You may       o  a federal savings, cooperative or
also need to include a signature              other type of bank
guarantee, which protects you against
fraudulent orders. You will need a         o  a savings and loan or other thrift
signature guarantee if:                       institution

o  your address of record has changed      o  a credit union
   within the past 30 days
                                           o  a securities exchange or clearing
o  you are selling more than $100,000         agency
   worth of shares
                                           A notary public CANNOT provide a
o  you are requesting payment other than   signature guarantee.
   by a check mailed to the address of
   record and payable to the registered
   owner(s)

--------------------------------------------------------------------------------
 Seller                                    Requirements for written requests
                                                                      [Clip Art]
--------------------------------------------------------------------------------

Owners of individual, joint, sole          o  Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general partner    o  On the letter, the signatures and
accounts.                                     titles of all persons authorized
                                              to sign for the account, exactly
                                              as the account is registered.

                                           o  Signature guarantee if applicable
                                              (see above).

Owners of corporate or association         o  Letter of instruction.
accounts.
                                           o  Corporate resolution, certified
                                              within the past twelve months.

                                           o  On the letter and the resolution,
                                              the signature of the person(s)
                                              authorized to sign for the
                                              account.

                                           o  Signature guarantee if applicable
                                              (see above).

Owners or trustees of trust accounts.      o  Letter of instruction.

                                           o  On the letter, the signature(s)
                                              of the trustee(s).

                                           o  If the names of all trustees are
                                              not registered on the account,
                                              please also provide a copy of the
                                              trust document certified within
                                              the past twelve months.

                                           o  Signature guarantee if applicable
                                              (see above).

Joint tenancy shareholders whose           o  Letter of instruction signed by
   co-tenants are deceased.                   surviving tenant.

                                           o  Copy of death certificate.

                                           o  Signature guarantee if applicable
                                              (see above).

Executors of shareholder estates.          o  Letter of instruction signed by
                                              executor.

                                           o  Copy of order appointing
                                              executor.

                                           o  Signature guarantee if applicable
                                              (see above).

Administrators, conservators,              o  Call 1-800-225-5291 for
guardians and other sellers or                instructions.
account types not listed above.

                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Regional Bank Fund typically pays income dividends quarterly and Financial Industries Fund typically pays income dividends annually. The other funds do not usually pay income dividends.

22 YOUR ACCOUNT

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.


Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

                                                                 YOUR ACCOUNT 23

Fund details

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BUSINESS STRUCTURE

How the funds are organized Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------


                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------


             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------


                          ---------------------------
                                   Subadviser

                                DFS Advisers LLC
                                75 State Street
                                Boston, MA 02109

                         Provides portfolio management
                       services to Special Equities Fund.
                    -----------------------------------------


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------


                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------
                                                                      Asset
                                                                    management
                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------

24 FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Emerging Growth Fund, Financial Industries Fund and Special Opportunities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.



Diversification All of the growth funds are diversified.


--------------------------------------------------------------------------------

SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.


Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.


--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                            Unreimbursed      As a % of
 Fund                       expenses          net assets

 Emerging Growth            $  12,476,287     2.75%
 Financial Industries       $   7,546,464     1.29%
 Growth                     $     162,442     0.51%
 Regional Bank              $  58,931,361     1.55%
 Special Equities           $   4,156,261     0.45%
 Special Opportunities      $   7,659,598     3.39%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


Class C shares. The Class C shares began operations after the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.


Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

                                                                 Fund details 25

---------------------------------------------------------------------------------------------------------------------------
 Class A investments
---------------------------------------------------------------------------------------------------------------------------
                                                     Maximum
                               Sales charge          reallowance           First year             Maximum
                               paid by investors     or commission         service fee            total compensation(1)
                               (% of offering price) (% of offering price) (% of net investment)  (% of offering price)

 Up to $49,999                 5.00%                 4.01%                 0.25%                  4.25%
 $50,000 - $99,999             4.50%                 3.51%                 0.25%                  3.75%
 $100,000 - $249,999           3.50%                 2.61%                 0.25%                  2.85%
 $250,000 - $499,999           2.50%                 1.86%                 0.25%                  2.10%
 $500,000 - $999,999           2.00%                 1.36%                 0.25%                  1.60%

 Regular investments of
 $1 million or more

 First $1M - $4,999,999        --                    0.75%                 0.25%                  1.00%
 Next $1 - $5M above that      --                    0.25%                 0.25%                  0.50%
 Next $1 or more above that    --                    0.00%                 0.25%                  0.25%

 Waiver investments(2)         --                    0.00%                 0.25%                  0.25%

---------------------------------------------------------------------------------------------------------------------------
 Class B investments
---------------------------------------------------------------------------------------------------------------------------

                                                     Maximum
                                                     reallowance           First year             Maximum
                                                     or commission         service fee            total compensation
                                                     (% of offering price) (% of net investment)  (% of offering price)

 All amounts                                         3.75%                 0.25%                  4.00%


---------------------------------------------------------------------------------------------------------------------------
 Class C investments
---------------------------------------------------------------------------------------------------------------------------

                                                     Maximum
                                                     reallowance           First year             Maximum
                                                     or commission         service fee            total compensation
                                                     (% of offering price) (% of net investment)  (% of offering price)

 All amounts                                         0.75%                 0.25%                  1.00%


(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

26 FUND DETAILS

--------------------------------------------------------------------------------

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time -- days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.

--------------------------------------------------------------------------------

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

                                                                 FUND DETAILS 27

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
*   No policy limitation on usage; fund may be using currently
o   Permitted, but has not typically been used
--  Not permitted

                                               Emerging   Financial   Growth  Regional   Special    Special
                                                Growth   Industries            Bank      Equities  Opportunities
---------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks or through
reverse repurchase agreements. Leverage,
credit risks.                                    33.3         33       33.3       5       33.3         33.3

Repurchase agreements  The purchase of a
security that must later be sold back
to the seller at the same price plus
interest. Credit risk.                              *          *          *       *          *            *

Securities lending  The lending of securities
to financial institutions, which provide
cash or government securities as collateral.
Credit risk.                                       30       33.3       33.3      --       33.3         33.3

Short sales The selling of securities which
have been borrowed on the expectation that
the market price will drop.
o  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity risks.       o          o          o      --          o            *
o  Speculative. Speculative leverage, market,
   liquidity risks.                                --          o          o      --          o            5

Short-term trading  Selling a security soon
after purchase. A portfolio engaging in
short-term trading will have higher turnover
and transaction expenses. Market risk.              *          *          *       *          *            *

When-issued securities and forward
commitments The purchase or sale of
securities for delivery at a future date;
market value may change before
delivery. Market, opportunity, leverage risks.      *          *          *       *          *            *

---------------------------------------------------------------------------------------------------------------

Conventional securities

Non-investment-grade securities  Securities
rated below BBB/Baa are considered
junk bonds. Credit, market, interest rate,
liquidity, valuation, information risks.           10          5          5       5         --           --

Foreign equities
o  Stocks issued by foreign companies.
   Market, currency, information, natural
   event, political risks.                          *          *         15       o          *           *
o  American or European depository receipts,
   which are dollar-denominated securities
   typically issued by American or European
   banks and are based on ownership of
   securities issued by foreign companies.
   Market, currency, information, natural
   event, political risks.                          *          *         15       o          *            *

Restricted and illiquid securities
Securities not traded on the open market. May
include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                10         15         15      15         15           15

---------------------------------------------------------------------------------------------------------------

Leveraged derivative securities

Financial futures and options; securities and
index options Contracts involving the right
or obligation to deliver or receive assets or
money depending on the performance of one or
more assets or an economic index.
o  Futures and related options. Interest
   rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, opportunity risks.                    *          o          o      --          o            *
o  Options on securities and indices.
   Interest rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, credit, opportunity risks.            *          o          o       o          o            *

Currency contracts  Contracts involving the
right or obligation to buy or sell a given
amount of foreign currency at a specified
price and future date.
o  Hedged. Currency, hedged leverage,
   correlation, liquidity, opportunity risks.       *          o          *      --          o            *
o  Speculative. Currency, speculative
   leverage, liquidity risks.                      --          o         --      --          o           --

28 FUND DETAILS

For more information

---------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet website:
www.jhancock.com/funds

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

       John Hancock(R)


                                              (C) 1996 John Hancock Funds, Inc.
                                                                    GROPN  6/98

                        JOHN HANCOCK EMERGING GROWTH FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information
                                  June 1, 1998

This Statement of Additional Information provides information about John Hancock Emerging Growth Fund (the "Fund"), in addition to the information that is contained in the combined Growth Fund's Prospectus, dated June 1, 1998 (the "Prospectus"). The Fund is a diversified series of John Hancock Series Trust (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents
                                                                           Page
Organization of the Fund...................................................... 2
Investment Objective and Policies..............................................2
Investment Restrictions.......................................................14
Those Responsible for Management..............................................17
Investment Advisory and Other Services........................................26
Distribution Contracts........................................................28
Net Asset Value...............................................................30
Initial Sales Charge on Class A Shares........................................31


Deferred Sales Charge on Class B and Class C Shares...........................33


Special Redemptions...........................................................37
Additional Services and Programs..............................................37
Description of the Fund's Shares..............................................39
Tax Status....................................................................40
Calculation of Performance....................................................45
Brokerage Allocation..........................................................46
Transfer Agent Services.......................................................48
Custody of Portfolio..........................................................48
Independent Auditors..........................................................48
Appendix A...................................................................A-1
Financial Statements.........................................................F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under a Declaration of Trust dated December 2, 1996. Prior to December 2, 1996, the Fund was a series of John Hancock Technology Series, Inc., a Maryland corporation. On December 2, 1996, the Trust assumed the Registration Statement of John Hancock Technology Series, Inc. Prior to December 22, 1994, the Fund was called Transamerica Emerging Growth Fund.

The Fund is managed by John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks long-term growth of capital appreciation. To pursue this goal, the Fund invests in emerging companies (market capitalization of less than $1 billion). In normal circumstances, the Fund will invest at least 80% of its assets in these companies. Current income is not a factor of consequence in the selection of stocks for the Fund.

In order to achieve its objective, the Fund invests in a diversified group of companies whose growth rates are expected to significantly exceed that of the average industrial company. It invests in these companies early in their corporate life cycle before they become widely recognized and well known, and while their reputations and track records are still emerging ("emerging companies"). Consequently, the Fund invests in the stocks of emerging companies whose capitalization, sales and earnings are smaller than those of the Fortune 500 companies. Further, the Fund's investments in emerging company stocks may include those of more established companies which offer the possibility of rapidly accelerating earnings because of revitalized management, new products, or structural changes in the economy.

The nature of investing in emerging companies involves greater risk than is customarily associated with investments in more established companies. In particular, the value of securities of emerging companies tends to fluctuate more widely than other types of investments. Because emerging companies may be in the early stages of their development, they may be dependent on a relatively few products or services. They may also lack adequate capital reserves or may be dependent on one or two management individuals. Their stocks are often traded "over-the-counter" or on a regional exchange, and may not be traded in volumes typical of trading on a national exchange. Consequently, the investment risk is higher than that normally associated with larger, older, better-known companies. In order to help reduce this risk, the Fund allocates its investments among different industries.

Most of the Fund's investments will be in equity securities of U.S. companies. However, since many emerging companies are located outside the United States, a significant portion of the Fund's investments may occasionally be invested in equity securities of non-U.S. companies.

While the Fund will invest primarily in emerging companies, the balance of the Fund's assets may be invested in: (1) other common stocks; (2) preferred stocks;
(3) convertible securities (up to 10% of the Fund's total assets may be invested in convertible securities rated as low as "B" by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by John Hancock Advisers, Inc. (the "Adviser") to be comparable in quality to those rated "B"; (4) warrants; and (5) debt obligations of the U.S. Government, its agencies and instrumentalities.

In order to provide liquidity for the purchase of new investments and to effect redemptions of its shares, the Fund will invest a portion of its assets in high quality, short-term debt securities with remaining maturities of one year or less, including U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper, corporate debt securities and related repurchase agreements.

During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, part or all of the Fund's assets may be invested in cash or cash equivalents consisting of: (1) obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $100,000,000 or more; (2) commercial paper rated within the two highest rating categories of a nationally recognized rating organization; (3) investment grade short-term notes; (4) obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and (5) related repurchase agreements.

Investment In Foreign Securities. The Fund may invest in securities of foreign issuers including securities in the form of sponsored and unsponsored American Depository Receipts ("ADRs") European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs, in registered form, are designed for use in United States securities markets and EDRs are designed for use in foreign securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States.

Foreign Securities and Investments in Emerging Markets. The Fund may invest in securities of foreign issuers, including debt and equity securities of corporate and governmental issuers in countries with emerging economies or securities markets.

The securities markets of many countries have in the past moved relatively independent of one another, due to differing economic, financial, political and social factors. When markets in fact move in different directions and offset each other, there may be a corresponding reduction in risk for the Fund's portfolio as a whole. This lack of correlation among the movements of the world's securities markets may also affect unrealized gains the Fund has derived from movements in any one market.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, an any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt erratic price movements.

Foreign Currency Transactions. The foreign currency exchange transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may enter into forward foreign currency exchange contracts involving currencies of the different countries in which it may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. The Fund will not attempt to hedge all of its foreign portfolio positions and will not engage in speculative forward currency transactions.

If the Fund enters into a forward contract to purchase foreign currency, its custodian bank will segregate cash or liquid securities, of any type or maturity, (i.e. securities rated more of the top three rating categories by Moody's on S&P) in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily, and, if the value of the securities in the separate account declines, additional cash or liquid securities will be added so that the value of the account will be equal to the amount of the Fund's commitments in contracts.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings that are published about issuers in the United States also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, an any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, and, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Lower Rated High Yield Debt Obligations. The Fund may invest in high yielding, fixed income securities rated below investment grade rated Baa or lower by Moody's and BBB or lower by S&P. See Appendix A for a description of ratings assigned by Moody's and S&P.

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

The values of lower-rated securities generally fluctuate more than those of high-rated securities. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. Although the adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund were investing in securities in the higher rated categories.

The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates during periods of high interest rates.

Repurchase Agreements. In a repurchase agreement the Fund buy a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government Securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, a decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of interest which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements exceeding in the aggregate 33 1/3% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund will not invest more than 10% of its total assets in securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 10% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other fixed income securities, stocks indices or currencies, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, stock indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund may not lend portfolio securities having a total value exceeding 30% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales against the Box. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, or any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. As a matter of nonfundamental policy, the Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing the Fund's portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.


The Fund may not:

(1) Borrow money in an amount in excess of 33-1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this SAI), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

(2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

(3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts, precious metals (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

(4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

(5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan. In addition, the Fund may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions.

(6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

(7) Invest in companies for the purpose of exercising control or management.

(8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and the Fund may make deposits on margin in connection with futures contracts and related options.

(10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

(11) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested.

(12) Issue any senior security (as that term is defined in the Investment Company Act of 1940) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

(13) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objective, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry.

(14) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

Other Operating Policies

As a nonfundamental investment restriction, the Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to
(a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and directors of the Adviser or officers and directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Trustee and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group ("The Berkeley
                                                                               Group"); Chairman and Director, NM
                                                                               Capital Management, Inc. ("NM
                                                                               Capital"), John Hancock Advisers
                                                                               International Limited ("Advisers
                                                                               International") and Sovereign Asset
                                                                               Management Corporation ("SAMCorp");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds");
                                                                               Chairman, First Signature Bank and
                                                                               Trust Company; Director, John
                                                                               Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Advisers International
                                                                               (Ireland) Limited ("International
                                                                               Ireland"), John Hancock Capital
                                                                               Corporation and New England/Canada
                                                                               Business Council; Member,
                                                                               Investment Company Institute Board
                                                                               of Governors; Director, Asia
                                                                               Strategic Growth Fund, Inc.;
                                                                               Trustee, Museum of Science;
                                                                               Director, John Hancock Freedom
                                                                               Securities Corporation (until
                                                                               September 1996); Director, John
                                                                               Hancock Signature Services, Inc.
                                                                               ("Signature Services") (until
                                                                               January 1997).

-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser. (3) Member of the
         Audit Committee and the Administration Committee.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James F. Carlin                         Trustee (3)                            Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Health Plan Services,
                                                                               Inc., Massachusetts Health and
                                                                               Education Tax Exempt Trust, Flagship
                                                                               Healthcare, Inc., Carlin Insurance
                                                                               Agency, Inc., West Insurance Agency,
                                                                               Inc. (until May 1995), Uno
                                                                               Restaurant Corp.; Chairman,
                                                                               Massachusetts Board of Higher
                                                                               Education (since 1995).

William H. Cunningham                   Trustee (3)                            Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.


-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser. (3) Member of the
         Audit Committee and the Administration Committee.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Charles F. Fretz                        Trustee (3)                            Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee (3)                            Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Trustee,
Boston, MA  02199                                                              The Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee (3)                            Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS, Vice President of
                                                                               Amerigas Partners L.P.

-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser.
(3)      Member of the Audit Committee and the Administration Committee.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Leo E. Linbeck, Jr.                     Trustee (3)                            Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board and Chief Executive
                                                                               Officer, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm) (1980-1993);
                                                                               Former Director, Greater Houston
                                                                               Partnership (1980 -1995).


Patricia P. McCarter                    Trustee (3)                            Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928

-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser.
(3)      Member of the Audit Committee and the Administration Committee.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Steven R. Pruchansky                    Trustee (1, 3)                         Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Trustee, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee (3)                            Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).

-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser.
(3)      Member of the Audit Committee and the Administration Committee.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
John P. Toolan                          Trustee (3)                            Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).


Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser.
(3)      Member of the Audit Committee and the Administration Committee.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
*        Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)      Member of the Executive Committee. The Executive Committee may
         generally exercise most of the powers of the Board of Trustees.
(2)      A member of the Investment Committee of the Adviser.
(3)      Member of the Audit Committee and the Administration Committee.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services for the Fund's most recently completed fiscal year. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Trust are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Funds for their services. The compensation to the Trustees from the Fund shown below is for the fiscal year ended October 31, 1997.


                                                         Total
                                                         Compensation
                                                         from all Funds in
                                    Aggregate            John Hancock
                                    Compensation         Fund Complex to
Trustees                            from the Fund        Trustees**
--------                            -------------        ----------


James F. Carlin                    $ 6,059                 $ 74,000
William H. Cunningham*               6,059                   74,000
Charles F. Fretz                     6,059                   74,250
Harold R. Hiser, Jr.*                6,059                   74,000
Charles L. Ladner                    6,059                   74,250
Leo E. Linbeck, Jr.                  6,059                   74,250
Patricia P. McCarter                 6,059                   74,250
Steven R. Pruchansky                 6,294                   77,250
Norman H. Smith                      6,294                   77,250
John P. Toolan*                      6,059                   74,250
                                   ---------               ----------
Total                              $61,060                 $747,750


      * As of December 31, 1997 the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $220,106, for Mr. Hiser was $103,868 , for Ms. McCarter was $159,075, for Mr. Purchansky was $68,102, for Mr. Smith was $70,607 and for Mr. Toolan was $281,133 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

      ** Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1997. As of that date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-two funds.

All of the officers listed are officers or employees of the Adviser, Subadviser or Affiliated Companies. Some of the Trustees and officers may also be officers and/or Trustees and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of February 2, 1998, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund listed below:

                                                     Percentage of
                                                     Outstanding
Name and Address                    Class            Shares of
of Shareholders                     of shares        Class of Fund
---------------                     ---------        -------------

MLPF&S For The Sole Benefit Of          A              10.74%
Its Customers
Attn: Fund Administration
4800 Deerlake Drive East
Jacksonville FL  32246-6484

MLPF&S For The Sole Benefit Of          B              24.34%
Its Customers
Attn: Fund Administration
4800 Deerlake Drive East
Jacksonville FL  32246-6484



INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $26 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee, equal on an annual basis to 0.75%, based on a stated percentage of the average daily net assets of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's
Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Administrative Services Agreement. The Fund was a party to an administrative services agreement with Transamerica Fund Management Company ("TFMC") (the
"Services Agreement"), pursuant to which TFMC performed bookkeeping and accounting services and functions, including preparing and maintaining various accounting books, records and other documents and keeping such general ledgers and portfolio accounts as are reasonably necessary for the operation of the Fund. Other administrative services included communications in response to shareholder inquiries and certain printing expenses of various financial reports. In addition, staff and office space, facilities and equipment was provided as necessary to provide administrative services to the Fund. The Services Agreement was amended in connection with the appointment of the Adviser as adviser to the Fund to permit services under the Agreement to be provided to the Fund by the Adviser and its affiliates. The Services Agreement was terminated during the fiscal year 1995.

For the fiscal years ended October 31, 1995 and 1994, the Fund paid to TFMC (pursuant to the Services Agreement) $34,231 and $222,044, respectively.

Accounting and Legal Services Agreement. The Trust, on behalf of the fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 1997 and 1996, the Fund paid the Adviser $125,076 and $101,864, respectively, for services under this Agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal period ended October 31, 1997, 1996 and 1995 were $403,208, $795,886 and $604,527, respectively, and $62,078, $109,314 and $67.705, were retained by John Hancock Funds in 1997, 1996 and 1995, respectively. The remainder of the underwriting commissions were reallowed to dealers.


The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and/or Class C Plans at any time. For the fiscal year ended October 31, 1997, an aggregate of $12,476,287 of distribution expenses or 2.75% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. Class C shares did not commence operations until June 1, 1998; therefore, there are no unreimbursed expenses to report.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.


During the fiscal year ended October 31, 1997, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the
Fund: Class C shares did not commence operations until June 1, 1998; therefore, there are no unreimbursed expenses to report.




                                      Printing and                            Interest,      Carrying or
                                      Mailing of                              Expenses of    Other
                                      Prospectuses to   Compensation to       John Hancock   Finance
                     Advertising      new Shareholders  Selling Brokers       Funds          Charges
                     -----------      ----------------  ---------------       -----------    -------

Class A shares        $ 62,512           $12,647          $  325,784         $169,842       $--

Class B shares        $253,884           $53,881          $1,993,573         $699,364       $1,428,523


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that Trustees believed accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares  outstanding.

On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company. *

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts. *

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan of the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan. *

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                    CDSC Rate

         $1 to $4,999,999                                      1.00%
         Next $5 million to $9,999,999                         0.50%
         Amounts of $10 million and over                       0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (LOI), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charges as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrow Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of a sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class  B  and  Class  C  shares  are  not  available  to  full-service   defined
contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    O*Proceeds of 50 shares redeemed at $12 per shares (50 x 12)        $600.00
    O*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    OMinus proceeds of 10 shares not subject to CDSC
     (dividend reinvestment)                                            (120.00)
                                                                        -------
    Amount subject to CDSC                                              $280.00

    *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.


Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:


For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.


* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).


* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

For Retirement Accounts (such as IRA, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted:

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA accounts that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B and Class C Funds.


----------------------------------------------------------------------------------------------------------------------
Type of           401(a) Plan       403(b)               457                 IRA, IRA              Non-Retirement
Distribution      (401(k), MPP,                                              Rollover
                  PSP)
----------------------------------------------------------------------------------------------------------------------
Death or          Waived            Waived               Waived              Waived                Waived
Disability
----------------------------------------------------------------------------------------------------------------------
Over 70 1/2       Waived            Waived               Waived              Waived for            12% of account
                                                                             mandatory             value annually in
                                                                             distributions         periodic payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments
----------------------------------------------------------------------------------------------------------------------
Between 59 1/2    Waived            Waived               Waived              Waived for Life       12% of account
and 70 1/2                                                                   Expectancy or         value annually
                                                                             12% of account        in periodic
                                                                             value annually        payments
                                                                             in periodic
                                                                             payments
----------------------------------------------------------------------------------------------------------------------
Under 59 1/2      Waived for        Waived for annuity   Waived for          Waived for            12% of account
                  annuity payments  payments (72t) or    annuity             annuity               value annually
                  (72t) or 12% of   12% of account       payments (72t)      payments (72t)        in periodic
                  account value     value annually in    or 12% of           or 12% of             payments
                  annually in       periodic payments    account value       account value
                  periodic                               annually in         annually in
                  payments                               periodic payments   periodic payments
----------------------------------------------------------------------------------------------------------------------
Loans             Waived            Waived               N/A                 N/A                   N/A
----------------------------------------------------------------------------------------------------------------------
Termination of    Not Waived        Not Waived           Not Waived          Not Waived            N/A
Plan
----------------------------------------------------------------------------------------------------------------------
Hardships         Waived            Waived               Waived              N/A                   N/A
----------------------------------------------------------------------------------------------------------------------
Return of         Waived            Waived               Waived              Waived                N/A
Excess
----------------------------------------------------------------------------------------------------------------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.


Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares, and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders of each class. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series.. Furthermore, no Fund included in the Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997 (the "Act"), gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the Act that enables the Fund to pass through to its shareholders the benefits of the capital gains rates enacted in the Act. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances. Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends in additional shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods, including the treatment of losses on the sales of shares held for six months or less that are recharacterized as long-term capital losses, as described above.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced to zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market rules or constructive sale applicable to certain options, futures, forwards, short sales, or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, futures, foreign currency positions, and foreign currency forward contracts.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


As of October 31, 1997, the average annual returns for the Fund's Class A shares for the one year and five year periods and since inception on August 22, 1991 were 17.18 %, 18.39% and 17.07%, respectively. As of October 31, 1997, the average annual total returns of the Class B shares of the Fund for the one and five year periods and the life-of-the Fund since inception on October 26, 1987 were 17.44 %, 18.49% and 20.63%, respectively. Class C shares of the Fund commenced operations on June 1, 1998; therefore there is average annual total return to report.


The Fund's total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

             n ______
          T=\ /ERV/P - 1




Where:

P =               a hypothetical initial investment of $1,000.
T =               average annual total return.
n =               number of years.
ERV               = ending redeemable value of a hypothetical  $1,000 investment made at the beginning of the 1 year, 5 year and life-of-fund periods.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S..

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealer, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid negotiated brokerage commissions of $1,118,124, $459,477 and $263,019, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended October 31, 1997, the Fund paid commissions of $95,744 as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures established by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Broker. During the fiscal year ended October 31, 1997, the Fund paid no brokerage commissions to any Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, the investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217- 1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account and $21.50 for each Class B shareholder account and $20.50 for each Class C shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                           Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                         STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1997 Annual Report to Shareholders for the year ended October 31, 1997; (filed electronically on January 5, 1998, accession number 0001010521-98-000005) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Emerging Growth Fund (file nos. 811-3392 and 2-75807).

John Hancock Series Trust
    John Hancock Emerging Growth Fund

    Statement of Assets and Liabilities as of October 31, 1997. Statement of Operations for the year ended October 31, 1997.
    Statement of Changes in Net Asset for the two years in the period ended October 31, 1997. Notes to Financial Statements. Financial Highlights for each of the 10 years in the period ended October 31, 1997.
    Schedule of Investments as of October 31, 1997.
    Report of Independent Auditors.

                            John Hancock Series Trust

                                     PART C.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement from the Emerging Growth Fund 1997 Annual Report to Shareholders for the year ended October 31, 1997 (filed electronically on January 5, 1998; file nos. 811-3392, and 2-75807; accession number 0001010521-98-000005).

     John Hancock Emerging Growth Fund
     ---------------------------------

     Statement of Assets and Liabilities as of October 31, 1997.
     Statement of Operations for the year ended October 31, 1997.
     Statement of Changes in Net Asset for each of the two years in the period ended October 31, 1997.
     Financial Highlights for each of the 10 years in the period ended
     October 31, 1997.
     Schedule of Investments as of October 31, 1997.
     Notes to Financial Statements.
     Report of Independent Auditors.

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities

     As of April 1, 1998 the number of record holders of shares of Registrant was as follows:

     Title of Class                                   Number of Record Holders
     John Hancock Global Technology Fund
     Class A Shares -
     Class B Shares -

     John Hancock Emerging Growth Fund
     Class A Shares -
     Class B Shares -

Item 27.  Indemnification

     Section 4.3 of Registrant's Declaration of Trust provides that (i) every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series, to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and that
     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     However, no indemnification shall be provided to a Trustee or officer (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by (A) a court by (B) a majority of the Non- interested trustees or independent legal counsel, or
     (C) a vote of the majority of the Fund's outstanding shares.

     The rights of indemnification may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding may be advanced by the Trust or a Series thereof before final disposition, if the recipient undertakes to repay the amount if it is ultimately determined that he is not entitled to indemnification, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

          For purposes of indemnification Non-interested Trustee" is one who (i) is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

     (b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

Item 29.  Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Investment Trust III and John Hancock Investment Trust IV.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman, and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

Osbert M. Hood                      Senior Vice President and Chief                   None
101 Huntington Avenue                      Financial Officer
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

John A. Morin                         Vice President and Secretary               Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                              Vice President               Vice President and Secretary
101 Huntington Avenue
Boston, Massachusetts


                                      C-6


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

J. William Benintende                         Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Christopher M. Meyer                        Vice President and                      None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Gary Cronin                                   Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                                Director and Executive              President
101 Huntington Avenue                          Vice President
Boston, Massachusetts


                                      C-7


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Richard O. Hansen                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Allessandro                         Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington Avenue
Boston, Masschusetts

Anthony P. Petrucci                      Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts


                                      C-8


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts


     (c) None.

Item 30.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 13th day of March, 1998.

                                           JOHN HANCOCK SERIES TRUST

                                           By:              *
                                           ------------------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                             Title                                    Date
      ---------                             -----                                    ----
             *
------------------------           Chairman and Chief Executive
Edward J. Boudreau, Jr.       Officer (Principal Executive Officer)


/s/James B. Little
------------------------        Senior Vice President and Chief               March 13, 1998
James B. Little                  Financial Officer (Principal
                              Financial and Accounting Officer)


              *
------------------------                    Trustee
James F. Carlin

              *
------------------------                    Trustee
William H. Cunningham

              *
------------------------                    Trustee
Charles F. Fretz

              *
------------------------                    Trustee
Harold R. Hiser, Jr.

              *
------------------------                    Trustee
Anne C. Hodsdon

              *
------------------------                    Trustee
Charles L. Ladner

                                      C-10

      Signature                             Title                                    Date
      ---------                             -----                                    ----


              *
------------------------                    Trustee
Leo E. Linbeck, Jr.

              *
------------------------                    Trustee
Patricia P. McCarter


              *
------------------------                    Trustee
Steven R. Pruchansky

              *
------------------------                    Trustee
Norman H. Smith

              *
------------------------                    Trustee
Richard S. Scipione

              *
------------------------                    Trustee
John P. Toolan


By:      /s/Susan S. Newton                                                   March 13, 1998
         ------------------
         Susan S. Newton,
         Attorney-in-Fact
         Powers of Attorney dated
         September 10, 1996.

                            John Hancock Series Trust

                                 EXHIBIT INDEX


Exhibit No.                            Exhibit Description

99.B1 Declaration of Trust of John Hancock Series Trust dated September 10, 1996.***

99.B2           Amended and Restated By-Laws dated November 19, 1996.***

99.B4           Specimen share certificate for the Registrant.*

99.B5 Investment Management Contract between Registrant on behalf of John Hancock Emerging Growth Fund and John Hancock Advisers, Inc. dated December 2, 1996.***

99.B5.1 Investment Management Contract between Registrant on behalf of John Hancock Global Technology Fund and John Hancock Advisers, Inc. dated December 2, 1996.***

99.B5.2 Sub-Advisory Agreement between Registrant and American Fund Advisor, Inc.***

99.B6 Distribution Agreement with Registrant and John Hancock Funds, Inc. dated December 2, 1996.***

99.B6.1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.B6.2         Form of Financial Institution Sales and Service Agreement.*

99.B7           None

99.B8 Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company dated December 15, 1992.*

99.B9 Transfer Agency Agreement between Registrant and John Hancock Fund Services, Inc. dated December 2, 1996.***

99.B10          None

99.B11          Auditor's Consent.+

99.B12          Not Applicable

99.B13          None

99.B14          None

Exhibit No.                         Exhibit Description


99.B15 Class A Distribution Plan between John Hancock Global Technology Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.B15.1 Class B Distribution Plan between John Hancock Global Technology Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.B15.2 Class A Distribution Plan between John Hancock Emerging Growth Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.B15.3 Class B Distribution Plan between John Hancock Emerging Growth Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.B16          Schedule of Computation of Yield and Total Return.*

27.1A           Emerging Growth- Annual+
27.1B           Emerging Growth - Annual+


* Previously filed electronically with Post-effective amendment number 24 (file no. 8-113392 and 2-75807) on April 26, 1995, accession number 0000950135-95-00100.

** Previously filed electronically with Post-Effective Amendment number 25 (file nos. 811-3392 and 2-75807) on April 29, 1996, accession number 0001010521-96-000047.

*** Previously filed electronically with post-effective amendment number 28 (file nos. 811-3392 and 2-75807) on February 26, 1997, accession number 0001010521-97-000222.

+    Filed herewith.